UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/2014

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Brazil Equity Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Brazil Equity Fund
May 31, 2014 (Unaudited)

Common Stocks--64.0%	Shares		Value ($)
Consumer Discretionary--5.3%
Autometal	51,833		434,506
Positivo Informatica	22,119		21,425
Santos Brasil Participacoes	37,302		343,665
			799,596
Consumer Staples--3.8%
Marfrig Global Foods	245,664	a	581,181
Energy--6.8%
Petroleo Brasileiro, ADR	69,230		1,033,604
Financial--20.0%
Aliansce Shopping Centers	62,691		506,778
Banco Bradesco, ADR	53,354		744,288
BB Seguridade Participacoes	61,955		788,161
BM&FBovespa	151,568		742,855
Itau Unibanco Holding, ADR	2,500		38,750
Sonae Sierra Brasil	27,265		215,048
			3,035,880
Industrial--1.1%
Embraer	109		992
Embraer, ADR	4,400		159,456
			160,448
Materials--9.7%
Gerdau, ADR	42,200		250,668
Ultrapar Participacoes, ADR	28,829		695,932
Vale, ADR	46,500		533,820
			1,480,420
Telecommunication Services--4.5%
Telefonica Brasil, ADR	34,310		689,974
Utilities--12.8%
AES Tiete	38,393		246,779
Cia Paranaense de Energia, ADR,
Cl. P	70,600		1,025,112
EDP - Energias do Brasil	96,014		402,434
Tractebel Energia	18,553		274,945
			1,949,270

Total Common Stocks
(cost $11,297,789)		9,730,373

Preferred Stocks--33.7%
Consumer Discretionary--4.3%
Lojas Americanas	111,778	663,091
Energy--2.8%
Petroleo Brasileiro	57,208	426,194
Financial--12.6%
Banco Bradesco	273	3,803
Bradespar	34,819	289,083
Itau Unibanco Holding	28,276	440,491
Itausa - Investimentos Itau	310,968	1,185,406
		1,918,783
Materials--13.1%
Gerdau	67,673	402,661
Metalurgica Gerdau	69,301	504,530
Suzano Papel e Celulose, Cl. A	282,341	1,017,048
Vale	5,615	64,263
		1,988,502
Utilities--.9%
Cia de Gas de Sao Paulo, Cl. A	6,021	132,041
Total Preferred Stocks
(cost $5,082,956)		5,128,611

	Number of
Rights--.0%	Rights	Value ($)
Utilities
Cia De Gas De Sao Paulo
(cost $463)	103 [a]	0

Other Investment--1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $195,000)	195,000 [b]	195,000
Total Investments (cost $16,576,208)	99.0%	15,053,984
Cash and Receivables (Net)	1.0%	146,400
Net Assets	100.0%	15,200,384

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2014, net unrealized depreciation on investments was $1,522,224 of which $1,736,140 related to appreciated investment securities and $3,258,364 related to depreciated investment securities. At May 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	32.6
Materials	22.8
Utilities	13.7
Consumer Discretionary	9.6
Energy	9.6
Telecommunication Services	4.5
Consumer Staples	3.8
Money Market Investment	1.3
Industrial	1.1
99.0

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	9,730,373	-	-	9,730,373
Equity Securities - Foreign Preferred Stocks+	5,128,611	-	-	5,128,611
Mutual Funds	195,000	-	-	195,000
Rights+	0	-	-	0

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2014

By:       /s/James Windels

            James Windels

            Treasurer

Date:    July 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)